ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
Schedule of Allocation of Purchase Price

The allocation of the purchase price is as follows:

Amount
RMB
Cash and cash equivalents	1,145
Accounts receivable	39,952
Inventories	38,590
Prepaid expenses and other current assets	37,474
Short-term loan	(4,000)
Accounts payable	(12,994)
Payroll and welfare payables	(337)
Tax payables	3,600
Accrued expenses and other current liabilities	(3,430)
Noncontrolling interests	(5,000)
Total Consideration	95,000